SUPPLEMENT DATED MARCH 29, 2006 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 18, 2005
                         AS REVISED ON NOVEMBER 28, 2005
                           FOR THE GREEN CENTURY FUNDS

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION FOR THE GREEN CENTURY FUNDS DATED NOVEMBER 18, 2005 AS REVISED NOVEMBER 28, 2005. YOU SHOULD KEEP THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE. ADDITIONAL COPIES OF THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-93-GREEN.

At a Special Meeting of Shareholders of the Green Century Funds (the Funds) held on March 15, 2006, shareholders of the Funds approved all items as proposed in the Funds' proxy statement dated December 30, 2005. Accordingly, the following sections of the Statement of Additional Information for the Funds are revised as noted:

INVESTMENT RESTRICTIONS

BALANCED FUND
The Trust, on behalf of the Balanced Fund, may not:

         (1) borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

         (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Balanced Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except in so far as the Balanced Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a security;

         (3) make loans to other persons if such loans are prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

         (4) purchase or sell real estate or interests in oil, gas or mineral leases in the ordinary course of business (the Balanced Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Balanced Fund);

         (5) purchase or sell commodities or commodities contracts in the ordinary course of business (the foregoing shall not preclude the Balanced Fund from purchasing or selling futures contracts or options thereon);

         (6) invest more than 25% of its assets in any one industry except that all or any portion of the assets of the Balanced Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; and
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         (7) issue any senior security (as that term is defined in the 1940 Act)
if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

         Non-Fundamental Restrictions-In order to comply with certain federal statutes and policies the Trust, on behalf of the Balanced Fund, will not as a matter of operating policy:

         (1) purchase securities issued by any investment company if as a result thereof (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) will be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) will be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer will be held for the Fund;

         (2) invest more than 15% of the net assets of the Fund (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable;

         (3) with respect to 75% of the total assets of the Fund, invest more than 5% of the total assets of the Fund in the securities or obligations of any one issuer (other than U.S. Government obligations) or acquire more than 10% of the outstanding voting securities of any one issuer.

         These policies are not fundamental and may be changed without shareholder approval in response to changes in the various state and federal requirements.

EQUITY FUND
The Equity Fund may not:

         (1) borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

         (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Equity Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except in so far as the Equity Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a security;

         (3) make loans to other persons if such loans are prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

         (4) purchase or sell real estate or interests in oil, gas or mineral leases in the ordinary course of business (the Equity Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Equity Fund);

         (5) purchase or sell commodities or commodities contracts in the ordinary course of business (the foregoing shall not preclude the Equity Fund from purchasing or selling futures contracts or options thereon);
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         (6) issue any senior security (as that term is defined in the 1940 Act)
if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder; and

         (7) invest more than 25% of its assets in any one industry except that
(i) all or any portion of the assets of the Equity Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and (ii) if an investment objective or strategy of the Equity Fund is to match the performance of an index and the stocks in a single industry comprise more than 25% of such index, the Equity Fund may invest more than 25% of its assets in that industry.

         Non-Fundamental Restrictions: In order to comply with certain federal statutes and policies, the Equity Fund will not, as a matter of operating policy, purchase puts, calls, straddles, spreads and any combination thereof if the value of its aggregate investment in such securities will exceed 5% of the Equity Fund's total assets at the time of such purchase. This policy is not fundamental and may be changed by the Equity Fund without the approval of its investors in response to changes in federal requirements.

         In addition, as a non-fundamental policy, the Equity Fund will under normal circumstances and as a matter of operating policy, invest at least 80% of its assets in equity securities and related investments. Compliance with this non-fundamental investment restriction is measured at the time an investment is made. Shareholders of the Green Century Equity Fund will be provided with at least 60 days' prior notice of any change in the non-fundamental restriction set forth in this paragraph.

         In addition, as a non-fundamental policy, not more than 15% of the net assets of the Equity Fund will be invested in illiquid securities, except that the Equity Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act or the rules and regulations thereunder.

         In addition, as a non-fundamental policy, the Equity Fund may not, as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Equity Fund's total assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the (i) United States,
(ii) any state or political subdivision thereof, (iii) any political subdivision of any such state, or (iv) any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state), provided that, for purposes of this restriction, (a) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) the Equity Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, as amended, the rules and regulations thereunder, and exemptive orders granted under such Act.

         In addition, as a non-fundamental policy, the Equity Fund may not, as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Equity Fund, provided that, for purposes of this restriction, (i) the issuer of an option or futures contract shall not be deemed to


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be the issuer of the security or securities underlying such contract and (ii)
the Equity Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the Investment Company Act of 1940, as amended, the rules and regulations thereunder, and exemptive order granted under such Act.

INVESTMENT ADVISERS AND MANAGERS

On March 15, 2006, shareholders of the Green Century Balanced Fund also approved the Investment Subadvisory Agreement among the Balanced Fund, Green Century Capital Management, Inc. and Trillium Asset Management Corporation. Accordingly, this new Agreement replaces all references to the proposed Investment Subadvisory Agreement.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.01 per share) of each series and to divide or combine the shares into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. The Funds are the only current series of shares of the Trust. Each share of a series represents an equal proportionate interest in that series with each other share of that series. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in fundamental investment policy, but shares of all series may vote together in the election or selection of Trustees, principal underwriters and accountants. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Upon liquidation or dissolution of a series, shareholders of that series would be entitled to share pro rata in the net assets of that series available for distribution to shareholders. The Trust reserves the right to create and issue additional series and classes of shares, and to redesignate series and classify and reclassify classes, whether or not shares of the series or class are outstanding. The Trust also reserves the right to modify the preferences, voting powers, rights, and privileges of shares of each class without shareholder approval.

The Trustees of the Trust have the authority to designate additional series and classes of shares, to divide any series, and to designate the relative rights and preferences as between the different series and classes of shares. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus. The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (a) in order to eliminate inactive, lost, or very small accounts for administrative efficiencies and cost savings, (b) to protect the tax status of the Funds if necessary, and (c) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Funds.

Shareholders are entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) represented by the shareholder's shares in the Funds, on each matter on which that shareholder is entitled to vote. The Trust is not required and has no present intention to hold annual meetings of shareholders, but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (i.e., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preference, preemptive, conversion or similar rights. Shareholders in the Funds do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees if they chose to do so.

The Trust may, without shareholder approval, change the Funds' form of organization, reorganize the Funds, any other series, any class, or the Trust as a whole into a newly created entity or a newly created series of an existing entity, or incorporate the Funds, any other series, any class, or the Trust as a whole as a newly created entity. If recommended by the Trustees, the Trust, the Funds, any other series, or any class of the Trust may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized at any meeting of shareholders by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust voting as a single class or of the affected Funds, series, or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected Funds, series or class. The Trust may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust. The Funds, any other series of the Trust, or any class of any series, may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds or that series or class, or by the Trustees by written notice to the shareholders of the Funds or that series or class. If not so terminated, the Trust will continue indefinitely. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.
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The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or Funds shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of Disinterested Trustees (as defined in the Declaration of Trust) or in a written opinion of independent counsel, that such Trustees or officers have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

The Index Trust is organized as a trust under the laws of the State of New York. The Equity Fund and other entities investing in the Index Trust (e.g., other investment companies and common and commingled trust funds) are each liable for all obligations of the Index Trust. However, the risk of the Equity Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Index Trust itself was unable to meet its obligations. Accordingly, the Trust's Trustees believe that neither the Equity Fund nor its shareholders will be adversely affected by reason of the Equity Fund's investing in the Index Trust.

Each investor in the Index Trust, including the Equity Fund, may add to or reduce its investment in the Index Trust on each Fund Business Day. At the close of each such business day, the value of each investor's interest in the Index Trust will be determined by multiplying the net asset value of the Index Trust by the percentage representing that investor's share of the aggregate beneficial interests in the Index Trust effective for that day. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Index Trust will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Index Trust as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Index Trust effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Index Trust as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Index Trust by all investors in the Index Trust. The percentage so determined will then be applied to determine the value of the investor's interest in the Index Trust as of the close of business on the following Fund Business Day.

The Trustees of Green Century have adopted the following policy with respect to voting shares of the Index Trust held by the Equity Fund: Whenever the Equity Fund is requested to vote on a matter pertaining to the Index Trust, the Trustees will, in their discretion and in accordance with applicable law, either seek instructions from shareholders of the Equity Fund and vote the shares


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only in accordance with such instructions, or vote the shares held by the Equity
Fund in the same proportion as the vote of all other holders of shares in the Index Trust. Whenever the Trustees determine to seek the instructions of the Equity Fund shareholders, the Equity Fund will hold a meeting of its shareholders and, at the meeting of investors in the Index Trust, the Equity
Fund will cast all of its votes in the same proportion as the votes of the Equity Fund's shareholders. Equity Fund shareholders who do not vote will not affect the Equity Fund's votes at the Index Trust meeting. Shares of the Equity Fund for which no voting instructions have been received will be voted by the Trustees in the same proportion as the shares for which it receives voting instructions.